Quarterly Report
January 31, 2024
MFS®  Global Total
Return Fund
MWT-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace & Defense – 1.2%
General Dynamics Corp.	33,265	$8,814,892
Honeywell International, Inc.	19,899	4,024,772
L3Harris Technologies, Inc.	16,466	3,431,844
		$16,271,508
Alcoholic Beverages – 1.2%
Ambev S.A.	297,100	$784,367
Diageo PLC	175,349	6,306,742
Heineken N.V.	40,888	4,115,136
Kirin Holdings Co. Ltd.	188,200	2,720,104
Pernod Ricard S.A.	16,371	2,694,379
		$16,620,728
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	31,911	$4,770,287
Automotive – 1.3%
Aptiv PLC (a)	59,221	$4,816,444
Bridgestone Corp.	49,100	2,134,380
Lear Corp.	23,605	3,137,104
LKQ Corp.	112,804	5,264,563
Stellantis N.V.	92,410	2,035,652
Tofas Turk Otomobil Fabriikasi A.S.	72,684	590,191
		$17,978,334
Biotechnology – 0.0%
Biogen, Inc. (a)	2,526	$623,063
Broadcasting – 0.8%
Omnicom Group, Inc.	121,618	$10,991,835
Brokerage & Asset Managers – 1.7%
Bank of New York Mellon Corp.	97,424	$5,403,135
Cboe Global Markets, Inc.	18,468	3,395,342
Charles Schwab Corp.	179,501	11,294,203
CME Group, Inc.	12,230	2,517,423
		$22,610,103
Business Services – 2.1%
Accenture PLC, “A”	14,167	$5,155,088
CGI, Inc. (a)	24,223	2,712,645
Experian PLC	77,734	3,240,796
Fidelity National Information Services, Inc.	43,124	2,684,900
Fiserv, Inc. (a)	37,425	5,309,485
SCSK Corp.	37,700	741,327
Secom Co. Ltd.	75,400	5,463,693
TriNet Group, Inc. (a)	8,252	938,252
Verisk Analytics, Inc., “A”	4,670	1,127,945
		$27,374,131
Cable TV – 1.4%
Comcast Corp., “A”	388,753	$18,092,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Nutrien Ltd.	8,594	$428,533
PPG Industries, Inc.	41,816	5,897,729
		$6,326,262
Computer Software – 1.1%
Dun & Bradstreet Holdings, Inc.	384,046	$4,451,093
Microsoft Corp.	26,544	10,553,364
		$15,004,457
Computer Software - Systems – 2.7%
Amadeus IT Group S.A.	37,759	$2,639,474
Capgemini	28,726	6,432,356
Fujitsu Ltd.	34,300	4,843,359
Hitachi Ltd.	95,300	7,485,871
Hon Hai Precision Industry Co. Ltd.	1,444,000	4,709,995
Lenovo Group Ltd.	1,564,000	1,618,306
Samsung Electronics Co. Ltd.	145,712	7,901,193
Seagate Technology Holdings PLC	8,512	729,308
		$36,359,862
Construction – 1.6%
Anhui Conch Cement Co. Ltd.	692,500	$1,388,906
Compagnie de Saint-Gobain S.A.	40,499	2,867,912
Heidelberg Materials AG	33,051	3,067,480
Masco Corp.	112,292	7,556,129
Stanley Black & Decker, Inc.	36,155	3,373,261
Techtronic Industries Co. Ltd.	191,000	2,040,459
Zhejiang Supor Co. Ltd.	94,900	669,497
		$20,963,644
Consumer Products – 1.7%
Colgate-Palmolive Co.	60,824	$5,121,381
Kenvue, Inc.	198,388	4,118,535
Kimberly-Clark Corp.	63,205	7,645,909
Procter & Gamble Co.	3,993	627,460
Reckitt Benckiser Group PLC	64,493	4,657,181
		$22,170,466
Electrical Equipment – 1.9%
Johnson Controls International PLC	162,985	$8,587,680
Legrand S.A.	33,495	3,257,039
Mitsubishi Electric Corp.	250,700	3,691,966
Schneider Electric SE	51,201	10,091,083
		$25,627,768
Electronics – 2.5%
Analog Devices, Inc.	6,588	$1,267,268
Broadcom, Inc.	1,405	1,657,900
Intel Corp.	137,136	5,907,819
Kyocera Corp.	369,200	5,410,255
Lam Research Corp.	3,990	3,292,428
Novatek Microelectronics Corp.	95,000	1,542,270
NVIDIA Corp.	2,668	1,641,540
NXP Semiconductors N.V.	34,974	7,364,475
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,553	4,806,787
		$32,890,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.2%
ConocoPhillips	83,260	$9,314,296
Hess Corp.	45,275	6,362,496
Phillips 66	57,285	8,266,798
Pioneer Natural Resources Co.	9,408	2,162,241
Valero Energy Corp.	23,312	3,238,037
		$29,343,868
Energy - Integrated – 2.5%
Aker BP ASA	42,990	$1,140,095
Eni S.p.A.	663,560	10,613,303
Exxon Mobil Corp.	11,971	1,230,738
LUKOIL PJSC (a)(u)	8,038	0
PetroChina Co. Ltd.	5,750,000	4,118,849
Petroleo Brasileiro S.A., ADR	101,052	1,657,253
Suncor Energy, Inc.	222,273	7,360,329
TotalEnergies SE	99,807	6,500,234
		$32,620,801
Engineering - Construction – 0.2%
ACS Actividades de Construcción y Servicios S.A.	20,679	$816,346
Doosan Bobcat, Inc.	39,843	1,498,567
		$2,314,913
Food & Beverages – 1.1%
Archer Daniels Midland Co.	26,736	$1,485,987
Danone S.A.	59,275	3,954,971
General Mills, Inc.	97,650	6,338,461
J.M. Smucker Co.	13,492	1,774,873
WH Group Ltd.	789,500	464,534
		$14,018,826
Food & Drug Stores – 0.9%
BIM Birlesik Magazalar A.S.	119,767	$1,503,748
Tesco PLC	2,773,728	10,063,404
Wesfarmers Ltd.	24,936	948,734
		$12,515,886
Forest & Paper Products – 0.1%
Weyerhaeuser Co., REIT	33,373	$1,093,633
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	26,687	$769,163
Health Maintenance Organizations – 1.1%
Cigna Group	46,869	$14,105,226
Insurance – 3.6%
Aon PLC	33,500	$9,997,405
China Pacific Insurance Co. Ltd.	244,800	448,396
Chubb Ltd.	31,897	7,814,765
DB Insurance Co. Ltd. (a)	10,983	718,626
Equitable Holdings, Inc.	159,324	5,208,302
Hartford Financial Services Group, Inc.	22,335	1,942,252
Manulife Financial Corp.	340,440	7,525,662
MetLife, Inc.	45,809	3,175,480
Samsung Fire & Marine Insurance Co. Ltd. (a)	16,496	3,253,154
Travelers Cos., Inc.	6,034	1,275,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	25,505	$6,281,881
		$47,641,269
Internet – 0.5%
Alphabet, Inc., “A” (a)	47,523	$6,657,972
Machinery & Tools – 1.8%
Eaton Corp. PLC	31,179	$7,672,528
Ingersoll Rand, Inc.	48,350	3,861,231
Kubota Corp.	210,400	3,194,708
Regal Rexnord Corp.	34,013	4,539,375
Timken Co.	8,232	674,283
Volvo Group	141,071	3,368,898
		$23,311,023
Major Banks – 6.7%
ABN AMRO Group N.V., GDR	327,449	$4,842,351
Bank of America Corp.	284,964	9,691,626
BNP Paribas	191,627	12,885,153
DBS Group Holdings Ltd.	269,500	6,381,192
Erste Group Bank AG	26,422	1,143,598
Goldman Sachs Group, Inc.	30,507	11,714,993
JPMorgan Chase & Co.	64,253	11,203,153
Mitsubishi UFJ Financial Group, Inc.	890,100	8,345,827
NatWest Group PLC	2,678,933	7,596,940
UBS Group AG	493,716	14,745,657
		$88,550,490
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	11,157	$2,910,526
McKesson Corp.	9,030	4,514,007
		$7,424,533
Medical Equipment – 1.0%
Becton, Dickinson and Co.	20,545	$4,906,352
Boston Scientific Corp. (a)	32,435	2,051,838
Medtronic PLC	72,324	6,331,243
		$13,289,433
Metals & Mining – 1.4%
Fortescue Ltd.	42,738	$830,381
Glencore PLC	1,049,901	5,594,253
Rio Tinto PLC	132,503	9,240,696
Toyota Tsusho Corp.	18,800	1,230,588
Vale S.A.	121,500	1,661,723
		$18,557,641
Other Banks & Diversified Financials – 1.3%
China Construction Bank Corp.	2,134,000	$1,264,857
Julius Baer Group Ltd.	60,864	3,323,893
KB Financial Group, Inc.	17,546	744,093
M&T Bank Corp.	9,986	1,379,067
Northern Trust Corp.	76,406	6,084,974
Sberbank of Russia PJSC (a)(u)	780,516	0
Truist Financial Corp.	135,381	5,017,220
		$17,814,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.7%
AbbVie, Inc.	48,458	$7,966,495
Bayer AG	79,247	2,466,920
Johnson & Johnson	89,093	14,156,878
Merck & Co., Inc.	9,651	1,165,648
Novartis AG	37,376	3,872,083
Organon & Co.	263,355	4,384,861
Pfizer, Inc.	284,204	7,696,244
Roche Holding AG	57,984	16,567,055
Sanofi	44,135	4,431,665
		$62,707,849
Printing & Publishing – 0.5%
RELX PLC	84,517	$3,490,920
Wolters Kluwer N.V.	24,033	3,545,241
		$7,036,161
Railroad & Shipping – 0.5%
Union Pacific Corp.	26,017	$6,346,327
Real Estate – 0.2%
Brixmor Property Group, Inc., REIT	51,264	$1,150,364
Broadstone Net Lease, Inc., REIT	23,959	385,021
NNN REIT, Inc.	27,561	1,111,811
		$2,647,196
Restaurants – 0.4%
Sodexo	38,243	$4,323,035
Texas Roadhouse, Inc.	6,901	867,594
		$5,190,629
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	38,140	$2,919,076
Axalta Coating Systems Ltd. (a)	85,317	2,765,977
Chemours Co.	23,616	712,495
Nitto Denko Corp.	17,500	1,449,138
		$7,846,686
Specialty Stores – 0.5%
Home Depot, Inc.	6,946	$2,451,660
Ross Stores, Inc.	9,920	1,391,578
Target Corp.	24,710	3,436,667
		$7,279,905
Telecommunications - Wireless – 1.2%
KDDI Corp.	295,400	$9,774,624
T-Mobile USA, Inc.	42,129	6,792,459
		$16,567,083
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	123,754	$1,718,571
Quebecor, Inc., “B”	81,503	1,981,727
		$3,700,298
Tobacco – 1.1%
British American Tobacco PLC	207,376	$6,123,674
Japan Tobacco, Inc.	153,000	4,033,000
Philip Morris International, Inc.	53,786	4,886,458
		$15,043,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.4%
Duke Energy Corp.		37,083	$3,553,664
E.ON SE		384,429	5,218,082
Edison International		72,595	4,898,711
Iberdrola S.A.		439,135	5,290,818
National Grid PLC		408,310	5,435,063
PG&E Corp.		342,222	5,773,285
Vistra Corp.		27,496	1,128,161
			$31,297,784
Total Common Stocks			$790,367,586
Bonds – 36.9%
Aerospace & Defense – 0.2%
Boeing Co., 5.805%, 5/01/2050		$1,073,000	$1,074,550
HEICO Corp., 5.35%, 8/01/2033		416,000	422,769
Thales S.A., 3.625%, 6/14/2029	EUR	500,000	552,387
Thales S.A., 4.25%, 10/18/2031		600,000	686,586
			$2,736,292
Apparel Manufacturers – 0.1%
LVMH Moet Hennessy Louis Vuitton SE, 3.5%, 9/07/2033	EUR	300,000	$335,183
Tapestry, Inc., 3.05%, 3/15/2032		$448,000	358,306
			$693,489
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)		$7,183,382	$349,163
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,085,309
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		423,000	411,795
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.047% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		289,000	284,712
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.398% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		857,500	824,707
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.446% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,670,665
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,589,871
AREIT 2022-CRE6 Trust, “B”, FLR, 7.195% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	601,614
AREIT 2022-CRE6 Trust, “C”, FLR, 7.495% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	297,738
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.614%, 4/15/2053 (i)		1,423,428	87,565
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)		5,804,726	380,483
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)		5,322,590	428,853
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055		584,994	630,300
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)		4,599,757	241,694
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)		10,644,866	466,099
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)		13,911,411	848,673
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)		13,115,062	852,627
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		226,000	231,810
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		522,000	555,819
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	380,021
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.747% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	343,346
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		124,996	121,167
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		234,071	218,970
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,400,000	1,303,037
BXMT 2021-FL4 Ltd., “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,833,264
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		517,223	498,364
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	342,330
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		526,251	527,724
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		298,744	298,481
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		758,752	758,743
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.773%, 4/15/2054 (i)		6,765,173	257,044
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)		6,595,485	326,119
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)		6,160,346	330,751
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,166,782

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		$1,721,000	$1,832,572
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		584,688	578,254
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		301,124	300,584
Empire District Bondco LLC, 4.943%, 1/01/2033		772,000	773,456
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.595% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	574,915
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.997% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		1,454,000	1,405,932
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		302,000	301,834
MF1 2021-FL5 Ltd., “AS”, FLR, 6.646% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,331,681
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	216,135
MF1 2021-FL6 Ltd., “AS”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,200,000	2,157,370
MF1 2021-FL6 Ltd., “B”, FLR, 7.099% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,360,362
MF1 2022-FL8 Ltd., “A”, FLR, 6.687% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		500,000	496,843
MF1 2022-FL8 Ltd., “B”, FLR, 7.287% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	590,811
MF1 2024-FL14 Ltd., “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/18/2039 (n)		1,593,000	1,589,017
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)		4,654,597	281,131
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)		9,585,138	524,175
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.587% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	525,490
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		776,977	781,128
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,386,767	1,389,280
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	654,974
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.649% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		$1,382,364	1,359,619
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,338,867
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	680,777
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		796,813	796,231
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.521%, 8/15/2054 (i)		6,841,932	493,459
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.196% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		161,780	161,905
			$43,042,442
Automotive – 0.2%
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$567,000	$603,659
LKQ Corp., 6.25%, 6/15/2033		359,000	374,583
Mercedes-Benz International Finance B.V., 3.25%, 1/10/2032	EUR	520,000	564,012
Volkswagen International Finance N.V., 7.5% to 9/06/2028, FLR (EUR Swap Rate - 5yr. + 4.292%) to 9/06/2033, FLR (EUR Swap Rate - 5yr. + 4.542%) to 9/06/2048, FLR (EUR Swap Rate - 5yr. + 5.292%) to 9/06/2172		300,000	351,742
Volkswagen Leasing GmbH, 4%, 4/11/2031		290,000	317,498
			$2,211,494
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$835,000	$792,451
Prosus N.V., 3.68%, 1/21/2030 (n)		587,000	511,292
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,100,000	1,875,150
Walt Disney Co., 3.5%, 5/13/2040		$658,000	546,104
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		831,000	760,872
			$4,485,869
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$335,000	$342,756
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		328,000	346,650
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	268,548
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	666,386
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,159,000	1,068,157
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	510,000	580,474
			$3,272,971

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Heidelberg Materials Finance Luxembourg S.A., 4.875%, 11/21/2033	EUR	455,000	$529,453
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	650,000	628,985
Imerys S.A., 4.75%, 11/29/2029	EUR	600,000	668,034
Vulcan Materials Co., 3.5%, 6/01/2030		$657,000	609,766
			$2,436,238
Business Services – 0.2%
Corning, Inc., 4.125%, 5/15/2031	EUR	460,000	$517,474
Euronet Worldwide, Inc., 1.375%, 5/22/2026		825,000	839,504
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	539,938
Mastercard, Inc., 3.85%, 3/26/2050		395,000	337,746
			$2,234,662
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$167,000	$168,379
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		557,000	425,218
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		665,000	678,621
SES S.A., 3.5%, 1/14/2029	EUR	580,000	614,603
			$1,886,821
Chemicals – 0.1%
Arkema S.A., 4.25%, 5/20/2030	EUR	500,000	$564,098
Arkema S.A., 1.5% to 1/21/2026, FLR (EUR Swap Rate - 5yr. + 1.571%) to 1/21/2031, FLR (EUR Swap Rate - 5yr. + 1.821%) to 1/21/2046, FLR (EUR Swap Rate - 5yr. + 2.571%) to 1/21/2171		600,000	607,908
			$1,172,006
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$540,493
Oracle Corp., 4%, 7/15/2046		483,000	389,693
			$930,186
Computer Software - Systems – 0.0%
Apple, Inc., 2.9%, 9/12/2027		$608,000	$580,898
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$775,000	$795,445
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,013,000	1,027,838
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	500,000	555,523
Veralto Corp., 4.15%, 9/19/2031		457,000	508,411
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$598,000	592,292
			$3,479,509
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	900,000	$742,296
Kenvue, Inc., 5.05%, 3/22/2053		$931,000	938,824
			$1,681,120
Consumer Services – 0.1%
Compass Group PLC, 3.25%, 2/06/2031	EUR	230,000	$248,163
Rentokil Initial PLC, 5%, 6/27/2032	GBP	840,000	1,056,270
Securitas Treasury Ireland DAC, 4.375%, 3/06/2029	EUR	270,000	300,849
			$1,605,282
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$636,891

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$550,000	$578,575
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	255,009
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	129,143
SK hynix, Inc., 5.5%, 1/16/2029 (n)		575,000	581,260
			$1,543,987
Emerging Market Quasi-Sovereign – 0.5%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$565,742
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		753,000	755,507
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		557,000	557,244
Emirates NBD Bank PJSC, 5.875%, 10/11/2028		737,000	761,950
First Abu Dhabi Bank PJSC, 6.32%, 4/04/2034		690,000	708,542
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		740,000	745,731
Qatar Petroleum, 3.125%, 7/12/2041		776,000	574,178
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,200,000	1,767,549
			$6,436,443
Emerging Market Sovereign – 5.1%
Czech Republic, 2.5%, 8/25/2028	CZK	32,940,000	$1,365,496
Czech Republic, 2%, 10/13/2033		34,000,000	1,263,833
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,988,000	2,150,150
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		$601,000	590,609
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	1,045,167
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	1,062,224
People's Republic of China, 3.13%, 11/21/2029	CNY	95,630,000	13,866,802
People's Republic of China, 2.88%, 2/25/2033		89,920,000	12,927,698
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,159,101
Republic of India, 7.18%, 8/14/2033	INR	104,000,000	1,250,929
Republic of Korea, 2.375%, 12/10/2027	KRW	1,425,000,000	1,033,933
Republic of Korea, 1.875%, 6/10/2029		14,686,970,000	10,245,705
Republic of Korea, 1.375%, 6/10/2030		10,561,200,000	7,016,759
Republic of Romania, 6.375%, 9/18/2033	EUR	455,000	522,093
Republic of Romania, 6.375%, 1/30/2034 (n)		$516,000	528,606
United Mexican States, 7.5%, 6/03/2027	MXN	64,900,000	3,569,000
United Mexican States, 2.659%, 5/24/2031		$642,000	538,322
United Mexican States, 7.75%, 5/29/2031	MXN	105,500,000	5,665,917
United Mexican States, 6.338%, 5/04/2053		$433,000	431,616
United Mexican States, 3.771%, 5/24/2061		770,000	502,980
			$67,736,940
Energy - Independent – 0.4%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$810,000	$864,068
Pioneer Natural Resources Co., 2.15%, 1/15/2031		851,000	724,926
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		645,000	686,696
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,609,000	3,398,487
			$5,674,177
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$489,000	$488,514
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	610,000	692,834
BP Capital Markets B.V., 0.933%, 12/04/2040		440,000	307,387
Eni S.p.A., 3.875%, 1/15/2034		410,000	448,755
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	541,608
			$2,479,098
Engineering - Construction – 0.1%
John Deere Bank S.A., 5.125%, 10/18/2028	GBP	505,000	$657,893

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$520,858
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		785,000	663,330
CTP N.V., 0.875%, 1/20/2026	EUR	650,000	658,629
CTP N.V., 4.75%, 2/05/2030		190,000	207,011
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	514,862
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		800,000	668,939
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025		610,000	586,712
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		565,000	468,271
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	400,899
VGP N.V., 1.5%, 4/08/2029		500,000	445,783
Vonovia SE, 5.5%, 1/18/2036	GBP	500,000	624,297
			$5,759,591
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	985,000	$944,060
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$344,000	338,471
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		446,000	424,177
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	541,842
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	637,193
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	474,378
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	318,000	364,069
Constellation Brands, Inc., 3.15%, 8/01/2029		$736,000	679,578
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	333,739
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		621,000	549,209
JDE Peet's N.V., 4.5%, 1/23/2034	EUR	200,000	225,651
JM Smucker Co., 6.5%, 11/15/2053		$376,000	424,833
Kraft Heinz Foods Co., 3.875%, 5/15/2027		593,000	579,753
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		602,000	517,212
			$7,034,165
Gaming & Lodging – 0.1%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	180,000	$202,159
Marriott International, Inc., 2.85%, 4/15/2031		$799,000	693,767
			$895,926
Industrial – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$537,330
Insurance – 0.5%
Allianz SE, 4.851% to 7/26/2034, FLR (EURIBOR - 3mo. + 3.35%) to 7/25/2054	EUR	500,000	$553,874
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,200,000	957,333
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	740,000	903,185
Assicurazioni Generali S.p.A., 3.547%, 1/15/2034		1,250,000	1,346,228
Axa S.A., 6.375% to 1/16/2034, FLR (EUR Swap Rate - 5yr. + 3.841%) to 7/16/2172		300,000	330,289
Corebridge Financial, Inc., 4.35%, 4/05/2042		$982,000	840,507
Equitable Holdings, Inc., 5.594%, 1/11/2033		569,000	584,166
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	700,000	611,984
Sogecap S.A., 6.5%, 5/16/2044		200,000	234,800
			$6,362,366
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$184,000	$184,020
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033		$586,000	$593,075
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		563,000	443,780
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		354,000	388,331
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		476,000	550,215
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,360,000	991,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	568,000	$608,561
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$756,000	766,897
			$4,342,730
International Market Quasi-Sovereign – 0.4%
Belfius Bank S.A., 3.75%, 1/22/2029	EUR	200,000	$216,499
Belfius Bank S.A., 4.125%, 9/12/2029		400,000	446,678
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		150,000	162,534
EnBW International Finance B.V., 4.3%, 5/23/2034		445,000	506,785
Logicor Financing S.à r.l., 4.625%, 7/25/2028		280,000	305,266
Logicor Financing S.à r.l., 1.625%, 1/17/2030		610,000	559,413
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$790,000	821,863
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033	EUR	353,000	403,140
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$727,000	585,297
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	680,000	641,106
			$4,648,581
International Market Sovereign – 8.1%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	7,375,000	$4,297,705
Commonwealth of Australia, 2.75%, 5/21/2041		1,944,000	1,032,025
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	4,800,000	5,201,781
Federal Republic of Germany, 2.6%, 8/15/2033		1,565,000	1,759,840
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	351,663
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,291,070
Government of Canada, 1.25%, 6/01/2030	CAD	9,871,000	6,471,417
Government of Canada, 2%, 6/01/2032		3,011,000	2,019,696
Government of Japan, 2.1%, 12/20/2027	JPY	174,200,000	1,270,803
Government of Japan, 2.4%, 6/20/2028		1,277,000,000	9,487,699
Government of Japan, 0.3%, 12/20/2039		1,393,500,000	8,172,303
Government of Japan, 2.3%, 3/20/2040		274,150,000	2,139,518
Government of Japan, 1.7%, 6/20/2044		790,450,000	5,527,887
Government of Japan, 0.3%, 6/20/2046		270,700,000	1,388,942
Government of Japan, 0.4%, 3/20/2050		679,000,000	3,331,889
Government of New Zealand, 3.5%, 4/14/2033	NZD	1,356,000	763,135
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	2,523,000	2,796,276
Kingdom of Belgium, 0.4%, 6/22/2040		2,617,000	1,856,323
Kingdom of Spain, 2.55%, 10/31/2032		1,895,000	1,981,254
Kingdom of Spain, 3.15%, 4/30/2033		11,645,000	12,696,756
Kingdom of Spain, 3.25%, 4/30/2034 (n)		1,659,000	1,809,491
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,134,000	5,784,095
Kingdom of Spain, 1%, 10/31/2050		1,075,000	631,640
Republic of Finland, 2.95%, 4/15/2055 (n)		975,000	1,052,559
Republic of Iceland, 2.5%, 4/15/2024	ISK	138,000,000	990,695
Republic of Italy, 0.5%, 7/15/2028	EUR	2,939,000	2,850,854
Republic of Italy, 4.1%, 2/01/2029		6,992,000	7,905,263
Republic of Italy, 1.45%, 3/01/2036		2,276,000	1,888,399
Republic of Italy, 4.15%, 10/01/2039 (n)		893,000	961,977
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	7,739,000	7,915,468
United Kingdom Treasury, 1.75%, 9/07/2037		925,000	884,113
United Kingdom Treasury, 1.25%, 10/22/2041		1,081,000	852,521
			$107,365,057
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	$357,028

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		$881,000	$897,277
CNH Industrial Capital LLC, 1.875%, 1/15/2026		359,000	338,047
CNH Industrial Capital LLC, 5.5%, 1/12/2029		727,000	747,638
			$1,982,962
Major Banks – 1.7%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	430,000	$478,954
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$846,000	852,920
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		716,000	607,827
BNP Paribas S.A., 4.75% to 11/13/2031, FLR (EURIBOR - 3mo. + 1.6%) to 11/13/2032	EUR	700,000	801,870
BNP Paribas S.A., FLR, 5.971% (LIBOR - 6mo. + 0.075%), 3/23/2172		$1,670,000	1,662,485
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		495,000	514,321
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,223,267
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		822,000	857,185
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	100,000	109,262
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		$715,000	683,698
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	600,000	690,377
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$562,000	512,989
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/22/2028		517,000	519,211
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		848,000	692,202
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	433,048
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	450,000	510,056
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027		800,000	755,409
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$890,000	843,929
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	405,208
Morgan Stanley, 3.125%, 7/27/2026		534,000	512,441
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		673,000	623,259
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		423,000	390,284
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	348,456
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	530,000	574,889
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/20/2028		$362,000	365,205
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/21/2035		431,000	442,293
Société Générale S.A., 5.625%, 6/02/2033	EUR	500,000	575,479
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,448,000	1,187,096
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/08/2033	EUR	520,000	568,073
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$420,000	449,269
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,030,000	975,760
UniCredit S.p.A., 4.3% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.80%) to 1/22/2031	EUR	1,100,000	1,195,296
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$738,000	647,773
			$22,009,791
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$231,000	$183,616
CVS Health Corp., 5.625%, 2/21/2053		426,000	424,171
HCA, Inc., 5.25%, 6/15/2026		369,000	370,057
HCA, Inc., 5.125%, 6/15/2039		354,000	338,982
IQVIA, Inc., 6.25%, 2/01/2029 (n)		488,000	507,869
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	464,045
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	804,926
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	621,764
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	630,000	481,043
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030		$495,000	506,022
			$4,702,495
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	$580,019
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		712,000	615,404
			$1,195,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 0.3%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)	$698,000	$725,562
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)	369,000	387,399
Enbridge, Inc., 5.7%, 3/08/2033	330,000	340,441
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	614,000	656,424
Energy Transfer LP, 5.55%, 2/15/2028	478,000	486,411
Energy Transfer LP, 5.95%, 5/15/2054	466,000	467,325
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	930,137	798,302
Targa Resources Corp., 4.2%, 2/01/2033	201,000	183,998
Targa Resources Corp., 4.95%, 4/15/2052	583,000	508,437
		$4,554,299
Mortgage-Backed – 5.1%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$2,821,840	$2,791,870
Fannie Mae, 5.5%, 1/01/2037	9,922	10,204
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	113,115	117,312
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	768,527	773,693
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	858,134	822,376
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,332,313	1,234,457
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052	6,143,515	5,088,880
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052	6,506,835	5,504,869
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	3,072,275	2,696,266
Fannie Mae, UMBS, 1.5%, 4/01/2052	1,018,979	783,751
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	39,600	36,238
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 10/01/2052	1,289,395	1,246,788
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 11/01/2053	2,368,396	2,380,260
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	627,212	636,001
Fannie Mae, UMBS, 5%, 4/01/2053	496,668	490,156
Freddie Mac, 1.48%, 3/25/2027 (i)	1,523,000	57,674
Freddie Mac, 3.224%, 3/25/2027	1,500,000	1,449,778
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,764,055
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,476,311
Freddie Mac, 5%, 11/25/2028 - 7/01/2041	1,525,044	1,560,367
Freddie Mac, 5.989%, 3/25/2029	817,310	816,509
Freddie Mac, 5.978%, 7/25/2029 - 9/25/2029	1,800,260	1,797,591
Freddie Mac, 5.979%, 8/25/2029	746,779	745,407
Freddie Mac, 1.915%, 4/25/2030 (i)	3,170,226	299,254
Freddie Mac, 1.985%, 4/25/2030 (i)	2,614,093	252,888
Freddie Mac, 1.769%, 5/25/2030 (i)	3,298,344	290,223
Freddie Mac, 1.907%, 5/25/2030 (i)	7,375,798	688,120
Freddie Mac, 1.436%, 6/25/2030 (i)	3,056,884	219,935
Freddie Mac, 1.704%, 8/25/2030 (i)	2,713,457	236,787
Freddie Mac, 1.263%, 9/25/2030 (i)	1,752,322	113,215
Freddie Mac, 1.172%, 11/25/2030 (i)	3,594,105	221,298
Freddie Mac, 4.94%, 11/25/2030	1,060,932	1,088,935
Freddie Mac, 0.419%, 1/25/2031 (i)	13,649,369	237,984
Freddie Mac, 0.611%, 3/25/2031 (i)	16,714,929	480,751
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	185,775
Freddie Mac, 0.632%, 9/25/2031 (i)	13,281,588	441,666
Freddie Mac, 0.955%, 9/25/2031 (i)	4,021,884	211,237
Freddie Mac, 0.665%, 12/25/2031 (i)	3,294,996	117,648
Freddie Mac, 5.5%, 7/01/2037	19,750	20,341
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	866,947	863,506
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052	2,470,831	1,994,351
Freddie Mac, UMBS, 3.5%, 1/01/2047	598,255	555,410
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052	568,602	499,113
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	3,134,031	2,639,532
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052	1,193,685	1,124,672
Freddie Mac, UMBS, 4.5%, 9/01/2052	265,899	257,119

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5.5%, 10/01/2052		$385,254	$387,355
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053		1,556,005	1,578,685
Freddie Mac, UMBS, 6.5%, 11/01/2053		274,771	281,347
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		769,478	766,706
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052		1,851,321	1,713,948
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		3,276,413	2,832,591
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052		2,340,418	2,091,478
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052		1,703,020	1,418,717
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052		1,395,835	1,325,596
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052		1,394,561	1,357,564
Ginnie Mae, 5.5%, 2/20/2053 - 7/20/2053		894,075	900,120
Ginnie Mae, TBA, 6%, 2/20/2054		250,000	253,813
Ginnie Mae, TBA, 6.5%, 2/20/2054 - 3/20/2054		275,000	280,953
UMBS, TBA, 2%, 2/25/2039 - 3/25/2039		400,000	359,317
UMBS, TBA, 6.5%, 2/13/2054		150,000	153,550
UMBS, TBA, 3%, 2/25/2054		475,000	415,699
UMBS, TBA, 3.5%, 2/25/2054 - 3/25/2054		775,000	705,484
			$67,143,496
Municipals – 0.6%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$710,000	$702,401
Connecticut Higher Education Supplemental Loan Authority Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		1,200,000	1,120,885
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		585,000	566,349
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,195,000	1,037,162
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		1,755,000	1,619,375
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,065,000	1,072,156
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	477,123
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		980,000	951,461
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	932,684
			$8,479,596
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$310,000	$289,557
Engie S.A., 4.5%, 9/06/2042	EUR	300,000	343,751
Engie S.A., 4.25%, 1/11/2043		300,000	333,405
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	553,647
			$1,520,360
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	970,000	$915,169
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,140,000	1,037,307
			$1,952,476
Network & Telecom – 0.0%
Orange S.A., 3.875%, 9/11/2035	EUR	500,000	$566,701
Oil Services – 0.0%
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 1/23/2084	EUR	200,000	$219,520
Oils – 0.0%
Neste Oyj, 3.875%, 5/21/2031	EUR	200,000	$222,737
Other Banks & Diversified Financials – 1.1%
ABANCA Corp. Bancaria S.A., 5.875%, 4/02/2030	EUR	900,000	$1,040,636
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	1,022,190
AIB Group PLC, 5.25%, 10/23/2031	EUR	560,000	647,253

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	500,000	$534,947
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		300,000	325,551
BPCE S.A., 4.5%, 3/15/2025 (n)		$681,000	670,264
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		960,000	773,805
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	400,000	459,458
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/10/2035		700,000	771,473
CaixaBank, S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		500,000	565,218
CaixaBank, S.A., 4.25%, 9/06/2030		400,000	449,471
Commerzbank AG, 4.625%, 1/17/2031		100,000	110,476
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/14/2030		600,000	651,548
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	765,773
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	400,000	358,672
Deutsche Bank AG, 4%, 6/24/2032		400,000	416,859
Intesa Sanpaolo S.p.A., 5.125%, 8/29/2031		810,000	943,772
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$796,000	852,781
KBC Group N.V., 4.75%, 4/17/2035	EUR	800,000	870,301
Macquarie Group Ltd., 4.747%, 1/23/2030		430,000	487,578
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		$461,000	484,292
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		650,000	637,090
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/23/2035		308,000	313,192
Virgin Money UK PLC, 7.625% to 8/23/2028, FLR (GBP Government Yield - 1yr. + 3.05%) to 8/23/2029	GBP	560,000	757,620
			$14,910,220
Pharmaceuticals – 0.2%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		$826,000	$843,153
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		682,000	681,155
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		1,023,000	1,077,979
			$2,602,287
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$691,000	$686,051
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$606,000	$617,646
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$557,000	$537,928
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		675,000	634,139
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	357,075
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		173,000	141,236
			$1,670,378
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$829,000	$693,347
Extra Space Storage LP, 5.5%, 7/01/2030		668,000	683,130
Lexington Realty Trust Co., REIT, 2.7%, 9/15/2030		677,000	569,554
			$1,946,031
Real Estate - Retail – 0.2%
Realty Income Corp., REIT, 3.2%, 1/15/2027		$531,000	$507,515
STORE Capital Corp., REIT, 2.7%, 12/01/2031		1,063,000	833,013
WEA Finance LLC, 2.875%, 1/15/2027 (n)		800,000	723,493
			$2,064,021
Restaurants – 0.0%
McDonalds's Corp., 3.875%, 2/20/2031	EUR	520,000	$582,108

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
AutoZone, Inc., 4.75%, 8/01/2032		$518,000	$509,037
Home Depot, Inc., 4.875%, 2/15/2044		281,000	275,651
Home Depot, Inc., 3.625%, 4/15/2052		471,000	372,570
			$1,157,258
Specialty Chemicals – 0.1%
Covestro AG, 1.375%, 6/12/2030	EUR	670,000	$642,394
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$429,000	380,119
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		482,000	374,529
			$1,397,042
Specialty Stores – 0.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$661,000	$562,023
Supranational – 0.8%
European Financial Stability Facility, 3%, 9/04/2034	EUR	2,642,000	$2,902,041
European Investment Bank, 3%, 2/15/2039		1,150,000	1,241,254
European Union, 3.25%, 7/04/2034		2,413,000	2,709,472
European Union, 2.625%, 2/04/2048		1,300,000	1,276,987
European Union, 3%, 3/04/2053		1,930,000	1,987,133
			$10,116,887
Telecommunications - Wireless – 0.2%
Rogers Communications, Inc., 3.8%, 3/15/2032		$763,000	$694,016
T-Mobile USA, Inc., 3.875%, 4/15/2030		734,000	694,145
T-Mobile USA, Inc., 5.75%, 1/15/2034		489,000	515,191
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	650,000	563,837
Vodafone Group PLC, 5.625%, 2/10/2053		$507,000	510,757
			$2,977,946
Telephone Services – 0.1%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	755,000	$702,144
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	1,150,314
			$1,852,458
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	650,000	$631,240
Transportation - Services – 0.4%
Aeroporti Di Roma S.p.A, 4.875%, 7/10/2033	EUR	830,000	$943,286
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		630,000	705,050
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	351,822
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$465,000	473,404
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		815,000	846,935
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	620,000	702,155
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	617,801
United Parcel Service, 5.05%, 3/03/2053		814,000	823,566
			$5,464,019
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$20,762	$20,498
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,777,000	$4,494,858
U.S. Treasury Bonds, 4.375%, 8/15/2043		167,000	168,200
U.S. Treasury Bonds, 3.625%, 5/15/2053		1,007,000	904,884
U.S. Treasury Notes, 3.75%, 12/31/2028		2,899,000	2,882,467
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		5,862,000	6,188,074

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 8/15/2032		$2,000,000	$1,827,109
			$16,465,592
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 5.699%, 8/15/2025		$175,000	$176,346
American Electric Power Co., Inc., 2.3%, 3/01/2030		398,000	342,867
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	161,540
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	120,135
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,091,646
Duke Energy Florida LLC, 6.2%, 11/15/2053		$441,000	493,505
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	658,119
EDP Servicios Financieros Espana S.A., 4.375%, 4/04/2032	EUR	382,000	439,623
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,779,051
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		318,000	259,333
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	765,869
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	398,635
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	884,000	976,180
Eversource Energy, 5.5%, 1/01/2034		$462,000	467,295
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	371,852
Georgia Power Co., 4.95%, 5/17/2033		835,000	835,272
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	461,879
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	820,000	655,974
National Grid PLC, 4.275%, 1/16/2035	EUR	390,000	432,276
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$242,000	244,040
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		254,000	256,565
Pacific Gas & Electric Co., 6.1%, 1/15/2029		460,000	476,582
Pacific Gas & Electric Co., 6.4%, 6/15/2033		274,000	290,866
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		771,000	776,822
Southern Co., 1.875%, 9/15/2081	EUR	100,000	94,102
SSE PLC, 4%, 9/05/2031		550,000	617,887
Xcel Energy, Inc., 4.6%, 6/01/2032		$379,000	367,686
			$14,011,947
Total Bonds			$489,387,010
Preferred Stocks – 0.7%
Consumer Products – 0.5%
Henkel AG & Co. KGaA		89,777	$6,904,770
Metals & Mining – 0.2%
Gerdau S.A.		648,985	$2,756,064
Total Preferred Stocks			$9,660,834
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)		$594,000	$604,395
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.4% (v)		33,235,413	$33,238,737

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 0.625%	Call	Merrill Lynch International	$ 33,696,365	EUR 30,590,000	$68,648
iTraxx Europe Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 0.625%	Call	Barclays Bank PLC	33,696,365	30,590,000	68,649
Total Purchased Options					$137,297
Other Assets, Less Liabilities – 0.2%	2,863,539
Net Assets – 100.0%	$1,326,259,398
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,238,737 and $1,290,157,122, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $82,715,419, representing 6.2% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,082,891	USD	1,541,739	HSBC Bank	4/19/2024	$9,063
CAD	1,180,465	USD	876,054	UBS AG	4/19/2024	2,853
COP	2,054,532,379	USD	510,331	Barclays Bank PLC	4/17/2024	9,938
GBP	3,094,554	USD	3,922,463	HSBC Bank	4/19/2024	1,465
MXN	55,414,910	USD	3,159,840	Deutsche Bank AG	4/19/2024	19,035
NZD	2,136,618	USD	1,303,021	HSBC Bank	4/19/2024	3,039
NZD	6,144,714	USD	3,749,999	State Street Bank Corp.	4/19/2024	6,108
TWD	514,130	USD	16,570	Citibank N.A.	4/25/2024	19
USD	785,500	AUD	1,167,326	HSBC Bank	4/19/2024	17,783
USD	1,564,863	AUD	2,336,142	State Street Bank Corp.	4/19/2024	28,449
USD	307,641	CAD	413,127	Brown Brothers Harriman	4/19/2024	50
USD	182,071	CHF	154,178	Morgan Stanley Capital Services, Inc.	4/19/2024	1,919
USD	2,018,710	CZK	45,507,023	BNP Paribas S.A.	4/19/2024	41,055
USD	1,279,441	CZK	29,227,208	Deutsche Bank AG	4/19/2024	9,279
USD	2,467,764	CZK	55,619,694	Merrill Lynch International	4/19/2024	50,631
USD	1,935,923	EUR	1,780,803	Brown Brothers Harriman	4/19/2024	5,088
USD	754,452	EUR	691,544	Citibank N.A.	4/19/2024	4,645
USD	3,335,569	EUR	3,050,080	HSBC Bank	4/19/2024	28,521
USD	2,443,518	EUR	2,226,098	JPMorgan Chase Bank N.A.	4/19/2024	29,870
USD	14,023,534	EUR	12,835,975	Morgan Stanley Capital Services, Inc.	4/19/2024	106,126
USD	325,927	EUR	298,745	NatWest Markets PLC	4/19/2024	2,013
USD	5,883,033	EUR	5,395,937	State Street Bank Corp.	4/19/2024	32,486
USD	5,983,541	EUR	5,490,377	UBS AG	4/19/2024	30,596
USD	504,428	GBP	395,584	State Street Bank Corp.	4/19/2024	2,824
USD	125,664	GBP	98,739	UBS AG	4/19/2024	462
USD	313,070	JPY	44,943,255	Merrill Lynch International	4/19/2024	3,997
USD	1,560,501	JPY	224,501,589	State Street Bank Corp.	4/19/2024	16,614
USD	5,590,382	KRW	7,214,083,392	Barclays Bank PLC	2/16/2024	180,065
USD	148,958	KRW	194,550,666	Barclays Bank PLC	4/04/2024	2,684
USD	699,286	KRW	919,220,000	Morgan Stanley Capital Services, Inc.	2/16/2024	9,902
USD	16,074,843	NZD	26,097,050	HSBC Bank	4/19/2024	122,385
USD	1,290,080	THB	45,772,028	Barclays Bank PLC	4/03/2024	339
						$779,303
Liability Derivatives
AUD	2,259,767	USD	1,520,911	UBS AG	4/19/2024	$(34,728)
CHF	2,610,060	USD	3,100,294	UBS AG	4/19/2024	(50,516)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CLP	230,670,610	USD	248,557	Barclays Bank PLC	4/12/2024	$(1,646)
CNH	159,595,908	USD	22,393,705	State Street Bank Corp.	4/19/2024	(79,410)
DKK	7,971,326	USD	1,168,089	State Street Bank Corp.	4/19/2024	(7,740)
EUR	1,434,178	USD	1,560,873	Barclays Bank PLC	4/19/2024	(5,865)
EUR	758,830	USD	834,510	HSBC Bank	4/19/2024	(11,748)
EUR	5,722,194	USD	6,300,441	JPMorgan Chase Bank N.A.	4/19/2024	(96,150)
EUR	346,664	USD	376,757	Merrill Lynch International	4/19/2024	(886)
EUR	16,102,763	USD	17,590,712	State Street Bank Corp.	4/19/2024	(131,289)
GBP	81,341	USD	103,841	Brown Brothers Harriman	4/19/2024	(701)
GBP	4,811,609	USD	6,126,215	JPMorgan Chase Bank N.A.	4/19/2024	(25,042)
HUF	139,879,951	USD	401,240	BNP Paribas S.A.	4/19/2024	(10,053)
IDR	33,989,358,474	USD	2,188,626	Barclays Bank PLC	2/12/2024	(35,128)
JPY	4,042,354,577	USD	27,853,583	HSBC Bank	4/19/2024	(54,497)
KRW	6,427,400,000	USD	4,969,383	Merrill Lynch International	2/16/2024	(149,051)
KRW	5,402,680,000	USD	4,204,420	Morgan Stanley Capital Services, Inc.	2/16/2024	(152,594)
NOK	13,343,914	USD	1,278,345	Deutsche Bank AG	4/19/2024	(7,351)
NOK	44,151,053	USD	4,250,155	State Street Bank Corp.	4/19/2024	(44,813)
NZD	11,146,838	USD	6,897,561	State Street Bank Corp.	4/19/2024	(83,784)
PEN	1,311,625	USD	350,000	Citibank N.A.	4/29/2024	(5,810)
PLN	2,204,912	USD	554,689	HSBC Bank	4/19/2024	(4,585)
PLN	2,694,892	USD	678,148	Merrill Lynch International	4/19/2024	(5,798)
SEK	20,650,648	USD	2,018,671	State Street Bank Corp.	4/19/2024	(28,362)
SGD	1,538,303	USD	1,151,093	State Street Bank Corp.	4/19/2024	(490)
THB	26,668,828	USD	768,466	Barclays Bank PLC	4/03/2024	(17,005)
THB	117,563,347	USD	3,388,481	JPMorgan Chase Bank N.A.	4/03/2024	(75,841)
USD	2,569,142	AUD	3,915,431	JPMorgan Chase Bank N.A.	4/19/2024	(5,924)
USD	237,472	CAD	320,011	State Street Bank Corp.	4/19/2024	(789)
USD	2,092,063	CNH	14,989,000	BNP Paribas S.A.	4/19/2024	(3,661)
USD	1,268,191	CZK	29,208,486	Brown Brothers Harriman	4/19/2024	(1,158)
USD	1,534,660	EUR	1,415,738	Deutsche Bank AG	4/19/2024	(354)
USD	7,115,864	GBP	5,624,584	BNP Paribas S.A.	4/19/2024	(16,171)
USD	256,468	GBP	202,362	Morgan Stanley Capital Services, Inc.	4/19/2024	(130)
USD	693,607	JPY	101,281,659	JPMorgan Chase Bank N.A.	4/19/2024	(2,901)
USD	492,121	JPY	71,921,606	State Street Bank Corp.	4/19/2024	(2,481)
USD	357,699	KRW	480,603,750	Barclays Bank PLC	2/16/2024	(2,738)
USD	14,867,857	KRW	19,772,020,091	JPMorgan Chase Bank N.A.	4/26/2024	(16,223)
USD	6,974,724	MXN	121,767,514	Barclays Bank PLC	4/19/2024	(10,469)
USD	1,586,204	MXN	27,707,455	Deutsche Bank AG	4/19/2024	(3,234)
USD	1,282,719	NZD	2,100,321	JPMorgan Chase Bank N.A.	4/19/2024	(1,154)
						$(1,188,270)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	213	$27,284,314	March – 2024	$119,392
Euro-Buxl 30 yr	Long	EUR	19	2,824,561	March – 2024	100,160
Long Gilt 10 yr	Long	GBP	24	3,040,607	March – 2024	85,116
U.S. Treasury Bond 30 yr	Long	USD	56	6,851,250	March – 2024	331,844
U.S. Treasury Note 10 yr	Long	USD	111	12,468,422	March – 2024	352,708

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond 30 yr	Long	USD	24	$3,101,250	March – 2024	$201,621
						$1,190,841
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	110	$16,149,441	March – 2024	$(142,702)
Euro-Schatz 2 yr	Short	EUR	164	18,820,563	March – 2024	(8,561)
U.S. Treasury Note 2 yr	Short	USD	53	10,899,781	March – 2024	(13,506)
U.S. Treasury Ultra Note 10 yr	Short	USD	5	584,375	March – 2024	(4,240)
						$(169,009)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/27	USD	43,000,000	centrally cleared	3.412%/Annually	SOFR - 1 day/Annually	$134,337	$—	$134,337
Liability Derivatives
Interest Rate Swaps
6/18/55	USD	4,500,000	centrally cleared	SOFR - 1 day/Annually	3.458%/Annually	$(36,303)	$—	$(36,303)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$41,808	$131,341	$173,149
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2024, the fund had liquid securities with an aggregate value of $1,445,634 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$440,117,097	$—	$—	$440,117,097
United Kingdom	18,325,869	43,423,800	—	61,749,669
Japan	—	60,518,840	—	60,518,840
France	14,710,362	42,727,465	—	57,437,827
Switzerland	8,642,370	34,636,605	—	43,278,975
Canada	20,008,896	—	—	20,008,896
Germany	8,285,562	9,371,690	—	17,657,252
Netherlands	3,545,241	11,876,563	—	15,421,804
South Korea	744,093	13,371,540	—	14,115,633
Other Countries	19,593,635	50,128,792	0	69,722,427
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	16,486,090	—	16,486,090
Non - U.S. Sovereign Debt	—	196,303,908	—	196,303,908
Municipal Bonds	—	8,479,596	—	8,479,596
U.S. Corporate Bonds	—	63,756,908	—	63,756,908
Residential Mortgage-Backed Securities	—	70,868,878	—	70,868,878
Commercial Mortgage-Backed Securities	—	14,850,262	—	14,850,262
Asset-Backed Securities (including CDOs)	—	24,466,798	—	24,466,798
Foreign Bonds	—	94,916,262	—	94,916,262
Mutual Funds	33,238,737	—	—	33,238,737
Total	$567,211,862	$756,183,997	$0	$1,323,395,859
Other Financial Instruments
Futures Contracts – Assets	$1,190,841	$—	$—	$1,190,841
Futures Contracts – Liabilities	(169,009)	—	—	(169,009)
Forward Foreign Currency Exchange Contracts – Assets	—	779,303	—	779,303
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,188,270)	—	(1,188,270)
Swap Agreements – Assets	—	307,486	—	307,486
Swap Agreements – Liabilities	—	(36,303)	—	(36,303)
For further information regarding security characteristics, see the Portfolio of Investments.  At January 31, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,638,618	$123,006,278	$108,404,569	$(2,163)	$573	$33,238,737
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$549,198	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
United States	48.6%
Japan	7.0%
United Kingdom	6.6%
France	5.5%
Germany	4.4%
Switzerland	3.5%
China	2.8%
Italy	2.7%
Canada	2.7%
Other Countries	16.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.